Investments - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) Security	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Security	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Security	Dec. 31, 2023 USD ($)
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales and maturities of fixed maturity securities	$ 5,989,000		$ 109,475,000	$ 68,890,000	$ 83,223,000	$ 43,271,000
Proceeds from sale of debt securities, available-for-sale		$ 16,750,000		68,890,000		43,271,000
Debt securities, available-for-sale, realized gain	44,000	23,000	655,000	112,000	170,000	400
Debt securities, available-for-sale, realized loss	$ 3,000	$ 5,000	$ 113,000	9,000	$ 51,000	22,000
Number of positions | Security	23		23		65
Proceeds from sales or maturities of short-term securities			$ 0	$ 1,943,000	$ 1,957,000	$ 5,760,000